China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statement of Financial Position (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 416,596	$ 64,030	¥ 451,115		¥ 454,631
Financial assets at fair value through other comprehensive income	4,286	659	4,326
Non-current assets	495,261	76,121	531,936
Current assets
Prepayments and other current assets	13,801	2,121	14,023
Cash and cash equivalents	32,836	5,047	23,633	$ 3,632	21,755	¥ 25,308
Current assets	76,722	11,792	82,218
Total assets	571,983	87,913	614,154
Equity attributable to equity shareholders of the Company
Share capital	254,056	39,048	179,102
Reserves	(20,912)	(3,214)	(21,017)
Retained profits
- Proposed final dividend	1,591	244
- Others	69,315	10,653	69,322
Total equity	304,347	46,777	227,682		231,216	227,541
Current liabilities
Short-term bank loans	22,500	3,458	76,994
Accounts payable and accrued liabilities	125,260	19,252	143,224
Taxes payable	1,121	172	732
Dividend payable	920	141	920
Current portion of promissory notes	17,960	2,761	18,976
Current liabilities	242,622	37,290	342,655
Total liabilities	267,636	41,136	386,472
Total equity and liabilities	571,983	87,913	614,154
Net current liabilities	(165,900)	(25,498)	(260,437)
Total assets less current liabilities	329,361	50,623	271,499
Parent [member]
Non-current assets
Property, plant and equipment	5	1	10
Investments in subsidiaries	234,768	36,083	159,815
Loan to a subsidiary	22,832	3,509	32,602
Financial assets at fair value through other comprehensive income	4,070	626	4,138
Non-current assets	261,675	40,219	196,565
Current assets
Loan to subsidiaries	202	31	2,467
Amounts due from subsidiaries	2,510	386	5,729
Dividend receivable	2,712	417	16,158
Prepayments and other current assets	60	9	6
Short-term bank deposits	3,091	475
Cash and cash equivalents	1,229	189	1,443	$ 222	¥ 657	¥ 1,852
Current assets	9,804	1,507	25,803
Total assets	271,479	41,726	222,368
Equity attributable to equity shareholders of the Company
Share capital	254,056	39,048	179,102
Reserves	(6,516)	(1,002)	(6,448)
Retained profits
- Proposed final dividend	1,591	244
- Others	7,184	1,105	7,869
Total equity	256,315	39,395	180,523
Current liabilities
Short-term bank loans	12,694	1,951	29,331
Accounts payable and accrued liabilities	160	25	211
Loan from immediate holding company	435	67
Loans from subsidiaries	928	143	970
Amounts due to subsidiaries			6,385
Taxes payable	27	4	29
Dividend payable	920	141	920
Current portion of promissory notes			3,999
Current liabilities	15,164	2,331	41,845
Total liabilities	15,164	2,331	41,845
Total equity and liabilities	271,479	41,726	222,368
Net current liabilities	(5,360)	(824)	(16,042)
Total assets less current liabilities	¥ 256,315	$ 39,395	¥ 180,523